DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA  19103-6996

(215) 988-2700

Fax:  (215) 988-2757

www.drinkerbiddle.com

January 31, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	The RBB Fund, Inc. - Pre-Effective Amendment No. 2 to the
Registration Statement on Form N-14 (File No. 333-193147)

Ladies and Gentlemen:

In connection with the registration by The RBB Fund, Inc. (the “Company”), an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-14.

The initial Registration Statement on Form N-14 (the “Registration Statement”) was filed pursuant to Rule 488 under the Securities Act of 1933 on December 31, 2013 (Accession Number 0001104659-13-093051).  Pre-Effective Amendment No. 1 to the Registration Statement was filed at the request of the Commission staff on January 23, 2014 (Accession No. 0001104659-14-003852) in order to delay the effectiveness of the Registration Statement.  This Pre-Effective Amendment No. 2 is being filed in order to reflect changes made to the Registration Statement in response to the comments of the Commission staff and to complete the filing.

This Pre-Effective Amendment No. 2 is accompanied by a request for acceleration which proposes that Pre-Effective Amendment No. 2 become effective on January 31, 2014 or as soon thereafter as practicable.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-1137 or, in my absence, to Fran Ryan at (215) 988-2897.

Sincerely,

/s/ Mary Jo Reilly
Mary Jo Reilly

MJR/pjp
Enclosures

The RBB Fund, Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

January 31, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Valerie J. Lithotomos

Re:	The RBB Fund, Inc.
File No. 333-193147

Ladies and Gentlemen:

The RBB Fund, Inc. (the “Registrant”) and Foreside Funds Distributors, LLC as principal underwriter of the Registrant’s shares, hereby request the acceleration of Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) to January 31, 2014 (or as soon thereafter as practicable).  Please contact Mary Jo Reilly, counsel to the Registrant, at (215) 988-1137 with any questions related to this request and to provide notification of the effectiveness of the Registration Statement.

Sincerely,

The RBB Fund, Inc

By:	/s/ Salvatore Faia
Salvatore Faia
President

Foreside Funds Distributors, LLC

By:	/s/ Mark Fairbanks
Mark Fairbanks
President